Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Prepayments	216,264	295,178	42,797
Rental and other deposits	20,371	20,634	2,992
Receivables from third-party payment platform	9,899	17,927	2,599
Interest receivable	1,495	2,431	352
Staff advances	1,395	672	97
Other receivables	30,824	20,680	2,999
	280,248	357,522	51,836